Note 11 - Right-of-Use Assets and Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Finance Lease, Liability, Fiscal Year Maturity [Table Text Block]
Year ending December 31,	Amount
2021	$18,267
2022	18,267
2023	18,267
2024	37,157
2025	13,376
2026 and thereafter	33,344
Total	$138,678
Less: Amount of interest ( Leonidio and Kyparissia )	(5,143)
Total lease payments	$133,535
Less: Financing costs, net	(674)
Total lease payments, net	$132,861

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2019	December 31, 2020
Finance lease liabilities – current	$17,372	$16,691
Less: current portion of financing costs	(562)	(196)
Finance lease liabilities – non-current	121,225	116,844
Less: non-current portion of financing costs	(1,300)	(478)
Total	$136,735	$132,861